SIGNIFICANT ACCOUNTING POLICIES (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts reclassified from AOCI	$ (13)	$ 0	$ 0
AOCI
Balance as of January 1, 2015	(261)
Other comprehensive income (loss) before reclassifications	339
Amounts reclassified from AOCI	(215)
Other comprehensive income (loss)	124
Balance as of December 31, 2015	(137)	(261)
Unrealized Losses on Available for Sale Investments | AOCI
Balance as of January 1, 2015	(388)
Other comprehensive income (loss) before reclassifications	(35)
Amounts reclassified from AOCI	13
Other comprehensive income (loss)	(22)
Balance as of December 31, 2015	(410)	(388)
Unrealized Gains on Cash Flow Hedges | AOCI
Balance as of January 1, 2015	127
Other comprehensive income (loss) before reclassifications	374
Amounts reclassified from AOCI	(228)
Other comprehensive income (loss)	146
Balance as of December 31, 2015	$ 273	$ 127